Equity - Schedule of Statement of Financial Position Line Item ‘Other Reserves’ and the Movements in These Reserves During the Year and Period (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Shares to be issued [Member]
Schedule of Statement of Financial Position Line Item ‘Other Reserves’ and the Movements in These Reserves During the Year and Period [Line Items]
Beginning balance	$ 24,185,229
Currency translation differences
Other comprehensive loss	24,185,229
Transfer from Share-based payments to equity settled payments
Issue of options as part of forfeiture payments
Issue of shares as part of placement	(23,885,229)
Issue of shares as part of forfeiture payments
Lapse of forfeiture payment
Issue of options
Cancellation of shares to be issued relating to Lind	(300,000)
Expiration of options
Forfeiture of options
Shares to be issued		24,185,229
Ending balance		24,185,229
Share-based payments [Member]
Schedule of Statement of Financial Position Line Item ‘Other Reserves’ and the Movements in These Reserves During the Year and Period [Line Items]
Beginning balance	14,151,013	10,778,749	6,554,312
Currency translation differences
Other comprehensive loss	14,151,013
Transfer from Share-based payments to equity settled payments	(136,454)
Issue of options as part of forfeiture payments	43,506	44,796
Issue of shares as part of placement
Issue of shares as part of forfeiture payments
Lapse of forfeiture payment
Issue of options	2,157,778	3,327,468	4,224,437
Cancellation of shares to be issued relating to Lind
Expiration of options	(2,797,451)
Forfeiture of options	(221,170)
Shares to be issued
Ending balance	13,197,222	14,151,013	10,778,749
Equity settled payments [Member]
Schedule of Statement of Financial Position Line Item ‘Other Reserves’ and the Movements in These Reserves During the Year and Period [Line Items]
Beginning balance	138,167	330,001	573,865
Currency translation differences
Other comprehensive loss	138,167
Transfer from Share-based payments to equity settled payments	136,454
Issue of options as part of forfeiture payments	(43,506)	(44,796)	(136,454)
Issue of shares as part of placement
Issue of shares as part of forfeiture payments	(200,394)	(147,038)	(107,410)
Lapse of forfeiture payment	(30,721)
Issue of options
Cancellation of shares to be issued relating to Lind
Expiration of options
Forfeiture of options
Shares to be issued
Ending balance		138,167	330,001
Foreign currency translation [Member]
Schedule of Statement of Financial Position Line Item ‘Other Reserves’ and the Movements in These Reserves During the Year and Period [Line Items]
Beginning balance	(544,337)	(747,293)	(19,043)
Currency translation differences	464,034	202,956	(728,250)
Other comprehensive loss	(80,303)	202,956	(728,250)
Transfer from Share-based payments to equity settled payments
Issue of options as part of forfeiture payments
Issue of shares as part of placement
Issue of shares as part of forfeiture payments
Lapse of forfeiture payment
Issue of options
Cancellation of shares to be issued relating to Lind
Expiration of options
Forfeiture of options
Shares to be issued
Ending balance	(80,303)	(544,337)	(747,293)
Total other reserves [Member]
Schedule of Statement of Financial Position Line Item ‘Other Reserves’ and the Movements in These Reserves During the Year and Period [Line Items]
Beginning balance	37,930,072	10,361,457	7,109,134
Currency translation differences	464,034	202,956	(728,250)
Other comprehensive loss	38,394,106	202,956	(728,250)
Transfer from Share-based payments to equity settled payments
Issue of options as part of forfeiture payments			(136,454)
Issue of shares as part of placement	(23,885,229)
Issue of shares as part of forfeiture payments	(200,394)	(147,038)	(107,410)
Lapse of forfeiture payment	(30,721)
Issue of options	2,157,778	3,327,468	4,224,437
Cancellation of shares to be issued relating to Lind	(300,000)
Expiration of options	(2,797,451)
Forfeiture of options	(221,170)
Shares to be issued		24,185,229
Ending balance	$ 13,116,919	$ 37,930,072	$ 10,361,457